3. CHANGES IN ACCOUNTING POLICIES (Details Narrative) - Senior secured credit facilities [Member] - Term Loan B - U.S. Facility [Member] - IFRS 9, Financial Instruments [Member]	Feb. 01, 2018	Feb. 01, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest rate on borrowing	3.00%	3.00%
Previous interest rate on borrowing	3.75%	3.75%